Note 5 - Tribute Arrangement and Mining Agreement and Bilboes Gold Limited Acquisition	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of Bilboes [text block]
5	Tribute Arrangement and Mining Agreement and Bilboes Gold Limited acquisition

On July 21, 2022 Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”) entered into a Tribute Arrangement, and related Mining Agreement with Bilboes Holdings (Private) Limited (“Bilboes Holdings” or “Bilboes”) to mine its oxide and transitional ore (“tribute agreement”). This tribute agreement was specific to the Bilboes oxide mine and Bilboes Holdings was on care and maintenance at the date of the agreement.

In terms of the tribute agreement, Bilboes Holdings granted CHZ the right to mine the Bilboes oxide mine operations for the purpose of extracting and selling gold. In terms of this right, CHZ could operate the Bilboes oxide mine using a combination of Bilboes’ resources and their own, for CHZ’s account.

Subject to the stipulation in the tribute agreement, CHZ assumed all responsibility in connection with the oxide mining claims as if CHZ were the owner thereof and Bilboes Holdings remained the registered holder of the mining claims until ownership passes in terms of the Sale and Purchase Agreement, mentioned below.

In terms of the tribute agreement, CHZ had the right to provide instructions over the scope of works for the Bilboes oxide mine in terms of an operational plan and also had the right to terminate the tribute agreement. CHZ, therefore, had the ability to affect the variable returns of the Bilboes oxide mine and to ensure its returns were in line with the expectation of recouping its “investment” (all funds provided) at a 25% internal rate of return.

The tribute agreement came into effect on August 1, 2022, when the Ministry of Mines’ approval was received, and control was obtained through contractual arrangement.

The Bilboes oxide mine did not have sufficient processes in place to operate the oxide mining operations and was reliant on CHZ to provide instructions on the mining operations to create the necessary outputs. The Bilboes oxide mine was assessed as an asset and liability acquisition and not a business combination in terms of IFRS 3 Business Combinations. Directly attributable costs of bringing the Bilboes oxide mine to the location and condition necessary for it to be capable of operating in the manner intended by CHZ amounted to $872 and was accounted for as property, plant and equipment in the December 31, 2022 consolidated financial statements.

On June 27, 2023 the decision was taken to place the mining tailing activities of the Bilboes oxide mine on care and maintenance as the cost related to removing the waste and accessing the orebody could exceed the benefit from the gold revenues to be received. The impairment loss that was recognised amounted to a carrying value of $851, on impairing the Bilboes oxide asset classified under property, plant and equipment. Mining and tailing activities continued at the Bilboes oxide mine until the end of September 2023 when the contract miner's notice period came to an end. Leaching of material that has already been deposited on the leach pad will continue until no longer economically feasible. Oxide mining and processing will resume when the stripping of the waste for the sulphide project commences and can be economically justified.

In addition to the tribute arrangement, Caledonia signed a conditional agreement (the “Sale and Purchase Agreement”) to purchase 100% of Bilboes Gold Limited (“Bilboes Gold”) on July 21, 2022. Bilboes Gold is the holding company of Bilboes Holdings that owns high-grade sulphide resources and the mentioned mining claims to the oxide mine deposit. It was agreed that Caledonia would purchase Bilboes Gold for a consideration to be settled by issue to the sellers of 5,123,044 new shares in Caledonia, comprising initial consideration shares, escrow consideration shares and deferred consideration shares. In addition to the shares, the agreement was also to grant a 1% net smelter royalty (“NSR”) on the Bilboes’ revenues to one of the sellers, Baker Steel Resources Trust Limited (“Baker Steel”), essentially instead of a number of shares that they would have been entitled to should they have agreed to accept all of their consideration in shares. The Sale and Purchase Agreement gave Caledonia the rights to the sulphide project in addition to the right to mine the Bilboes oxide mine as a result of the tribute agreement.

On January 6, 2023, following the satisfaction of conditions precedent, Caledonia completed the acquisition of Bilboes Gold that gave right to further evaluate and exploit the sulphide resources in addition to the oxide mining activities agreed in the tribute agreement.

5	Tribute Arrangement and Mining Agreement and Bilboes Gold Limited acquisition (continued)

The acquisition of Bilboes Gold was classified as an asset and liability acquisition as there were no inputs, processes and outputs and it was not a business combination in terms of IFRS 3 Business Combinations.

Upon completion of the transaction on January 6, 2023, the initial consideration shares were issued, in the amount of 4,425,797 common shares, to the three sellers of Bilboes Gold Limited and the NSR agreement was signed.

The escrow consideration shares of 441,095 common shares of Caledonia were issued to one of the sellers in settlement of a separate commercial arrangement between its subsidiary and the holding company of another seller, and upon receipt by the Company of a “share adjustment notice” instructing the issue of the shares. The share adjustment notice was only issued once approval had been obtained from the Reserve Bank of Zimbabwe for such commercial arrangement. On March 30, 2023, the 441,095 common shares were issued after the share adjustment notice was received.

Deferred consideration shares of 256,152 common shares of Caledonia were issued to the sellers on April 11, 2023. Total consideration shares issued for the acquisition of Bilboes Gold amounted to 5,123,044 shares with the value of the consideration shares set at US$65.677 million. The value of the initial consideration shares issued is based on the last trading day's closing share price on NYSE American LLC before completion of US$12.82 per share.

Consideration paid	$'000

Equity issued	65,677
Initial consideration shares issued (4,425,797 at $12.82 per share)	56,739
Escrow shares issued (441,095 at $12.82 per share)	5,655
Deferred consideration shares issued (256,152 at $12.82 per share)	3,283

Bilboes oxide mine assets (pre-acquisition)	(872)
Prepayments - Bilboes pre-effective date costs	877
Total net consideration	65,682

Recognised amounts of identifiable assets and liabilities assumed (January 6, 2023)
Exploration and evaluation assets (note 17)	73,198
Inventories	70
Prepayments	5
Trade and other receivables	802
Cash and cash equivalents	54
Provisions	(4,466)
Trade and other payables - external	(3,943)
Lease liabilities	(28)
Income tax payable	(10)
65,682

Acquisition-related costs

Included in administrative costs is an amount of $3.1 million payable to two advisors on the successful completion of the Bilboes Gold acquisition.